SCHEDULE OF LEASES EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases
Amortization of ROU assets - finance lease	$ 20	$ 7	$ 67
Interest on lease liabilities - finance lease	3	1	10
Cash paid for financing lease liabilities	22		73
Cash paid for operating lease liabilities	132	187	632	751
Operating lease expense	120	185	728	749
Variable lease expense	4	22	81	94
Short-term lease expense	$ 1		$ 2	$ 167